UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05088

                        THE ALLIANCEBERNSTEIN PORTFOLIOS
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                   Date of reporting period: October 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

Company                                              Shares       U.S. $ Value
-------                                           ------------   --------------
COMMON STOCKS-100.1%

Technology-37.0%
Communications Equipment-7.8%
Corning, Inc.(a)                                       477,150   $    9,585,943
Juniper Networks, Inc.(a)*                           3,060,500       71,401,465
QUALCOMM, Inc.                                       1,455,700       57,878,632
                                                                 --------------
                                                                    138,866,040
                                                                 --------------
Computer Hardware/Storage-6.1%
Apple Computer, Inc.(a)                              1,021,000       58,799,390
Dell, Inc.(a)                                          953,300       30,391,204
EMC Corp.(a)                                         1,404,600       19,608,216
                                                                 --------------
                                                                    108,798,810
                                                                 --------------
Computer Services-0.6%
Infosys Technologies, Ltd. (ADR)(India)*               150,400       10,227,200
                                                                 --------------
Computer Software-5.0%
Comverse Technology, Inc.(a)*                          533,400       13,388,340
SAP AG (ADR)(Germany)*                                 447,500       19,215,650
Symantec Corp.(a)                                    2,373,500       56,607,975
                                                                 --------------
                                                                     89,211,965
                                                                 --------------
Internet Media-8.4%
Google, Inc. Cl.A(a)                                   229,700       85,480,558
Yahoo!, Inc.(a)                                      1,738,100       64,257,557
                                                                 --------------
                                                                    149,738,115
                                                                 --------------
Semiconductor Components-6.4%
Advanced Micro Devices, Inc.(a)*                       600,700       13,948,254
Broadcom Corp. Cl.A(a)                                 778,600       33,059,356
Marvell Technology Group, Ltd. (Bermuda)(a)*         1,475,550       68,480,276
                                                                 --------------
                                                                    115,487,886
                                                                 --------------
Software-0.6%
NAVTEQ Corp.(a)                                        276,400       10,812,768
                                                                 --------------
Miscellaneous-2.1%
Amphenol Corp. Cl.A                                    953,800       38,123,386
                                                                 --------------
                                                                    661,266,170
                                                                 --------------
Health Care-20.4%
Biotechnology-4.2%
Affymetrix, Inc.(a)*                                   289,800       13,165,614
Amgen, Inc.(a)                                         107,100        8,113,896
Genentech, Inc.(a)*                                    496,600       44,991,960
Gilead Sciences, Inc.(a)                               192,500        9,095,625
                                                                 --------------
                                                                     75,367,095
                                                                 --------------
Drugs-2.7%
Teva Pharmaceutical Industries, Ltd.
   (ADR)(Israel)*                                    1,278,000       48,717,360
                                                                 --------------
Medical Products-8.5%
Alcon, Inc. (Switzerland)*                             330,600       43,936,740
St. Jude Medical, Inc.(a)                            1,047,700       50,362,939
Stryker Corp.*                                         536,400       22,029,948
Zimmer Holdings, Inc.(a)*                              557,700       35,564,529
                                                                 --------------
                                                                    151,894,156
                                                                 --------------
Medical Services-5.0%
Caremark Rx, Inc.(a)                                   243,500       12,759,400
WellPoint, Inc.(a)                                   1,021,700       76,300,556
                                                                 --------------
                                                                     89,059,956
                                                                 --------------
                                                                    365,038,567
                                                                 --------------
Finance-17.4%
Banking - Money Center-0.7%

JPMorgan Chase & Co.                                   338,800       12,406,856
                                                                 --------------
Brokerage & Money Management-10.1%
Legg Mason, Inc.*                                      802,200       86,084,082
Merrill Lynch & Co., Inc.*                             297,100       19,234,254
The Charles Schwab Corp.                             1,268,400       19,279,680
The Goldman Sachs Group, Inc.                          442,900       55,969,273
                                                                 --------------
                                                                    180,567,289
                                                                 --------------
Insurance-3.3%
American International Group, Inc.                     927,500       60,102,000
                                                                 --------------
Miscellaneous-3.3%
Citigroup, Inc.                                      1,274,200       58,332,876
                                                                 --------------
                                                                    311,409,021
                                                                 --------------
Consumer Services-11.8%
Advertising-0.6%
Getty Images, Inc.(a)*                                 128,100       10,633,581
                                                                 --------------
Apparel-1.6%
Coach, Inc.(a)                                         565,300       18,191,354
Urban Outfitters, Inc.(a)                              386,800       10,958,044
                                                                 --------------
                                                                     29,149,398
                                                                 --------------
Broadcasting & Cable-0.8%
XM Satellite Radio Holdings, Inc. Cl.A(a)*             473,500       13,651,005
                                                                 --------------
Retail - General Merchandise-5.5%
eBay, Inc.(a)                                        1,392,800       55,154,880
Lowe's Cos., Inc.                                      540,300       32,834,031
Williams-Sonoma, Inc.(a)*                              243,800        9,535,018
                                                                 --------------
                                                                     97,523,929
                                                                 --------------
Miscellaneous-3.3%
Education Management Corp.(a)                          457,100       14,096,964
Iron Mountain, Inc.(a)*                                581,400       22,674,600
Strayer Education, Inc.*                               156,700       14,026,217
The Corporate Executive Board Co.                      110,100        9,098,664
                                                                 --------------
                                                                     59,896,445
                                                                 --------------
                                                                    210,854,358
                                                                 --------------
Consumer Manufacturing-7.5%
Building & Related-7.3%
Centex Corp.                                           532,900       34,292,115
D.R. Horton, Inc.                                      501,765       15,399,168
Lennar Corp. Cl.A*                                     554,700       30,830,226
NVR, Inc.(a)*                                           49,150       33,692,325
Pulte Homes, Inc.                                      414,500       15,663,955
                                                                 --------------
                                                                    129,877,789
                                                                 --------------
Textile Products-0.2%
Building Materials Holding Corp.                        48,500        4,122,985
                                                                 --------------
                                                                    134,000,774
                                                                 --------------
Energy-2.6%
Oil Service-2.6%
Schlumberger, Ltd.                                     520,600       47,254,862
                                                                 --------------
Aerospace & Defense-1.3%
L-3 Communications Holdings, Inc.                      304,500       23,696,190
                                                                 --------------
Multi-Industry Companies-1.0%
Danaher Corp.*                                         341,900       17,812,990
                                                                 --------------
Capital Goods-0.6%
Machinery-0.6%
Actuant Corp. Cl.A                                     202,500        9,861,750
                                                                 --------------
Basic Industry-0.4%
Chemicals-0.4%
Hexcel Corp.(a)                                        436,100        6,899,102
                                                                 --------------

Consumer Staples-0.1%
Retail - Food & Drug-0.1%
Whole Foods Market, Inc.                                13,700        1,974,581
                                                                 --------------
Total Common Stocks
(cost $1,200,100,824)                                             1,790,068,365
                                                                 --------------

                                                    Shares or
                                                    Principal
                                                     Amount
                                                      (000)       U.S. $ Value
                                                  ------------   --------------
SHORT-TERM INVESTMENT-0.3%
Time Deposit-0.3%
State Street Euro Dollar
3.10%, 11/01/05
(cost $5,555,000)                                 $      5,555        5,555,000
                                                                 --------------
Total Investment Before Security Lending
   Collateral-100.4%
(cost $1,205,655,824)                                             1,795,623,365
                                                                 --------------
INVESTMENT OF CASH COLLATERAL FOR
   SECURITIES LOANED-13.6%
Short-Term Investment-13.6%
UBS Private Money Market Fund, LLC, 3.87%
(cost $242,630,653)                                242,630,653      242,630,653
                                                                 --------------
Total Investments-114.0%
(cost $1,448,286,477)                                             2,038,254,018
Other assets less liabilities-(14.0%)                              (250,383,399)
                                                                 --------------
Net Assets-100%                                                  $1,787,870,619
                                                                 --------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11(a)(1)      Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 27, 2005


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: December 27, 2005